10. Short-Term Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings totaling $23.50 million at December 31, 2013 as shown on the balance sheet consist primarily of two Federal Home Loan Bank advances that are secured by a lien on a specific class of residential and commercial mortgage loans of the Bank. The advances are also secured by a specific group of available for sale securities held in safekeeping by the FHLB. The Federal Home Loan Bank has the option to convert these advances which total $20 million to a three month LIBOR-based floating rate advance. These two notes have interest rates that range from 3.84% to 4.34% at December 31, 2013. The average rate paid on these two borrowings was 3.97% during 2012 and 2013. Also included in other short-term borrowings are the contractual principal payments due over the next 12 on an FHLB advance granted through the FHLB’s Affordable Housing Program. The contractual payments due on the FHLB Affordable Housing program loan total $50 and have a zero interest rate. Short-term borrowings also include the remaining balance of $3.45 million on a Term Loan issued to the Company by one of its correspondent banks. The rate on this loan is 6.75%. This loan is secured by the Stock of the subsidiary Bank.

During the third quarter of 2012, the Bank restructured $47.50 million of its $67.91 million of Federal Home Loan Bank (FHLB) borrowings. This restructuring resulted in a decrease in the weighted average borrowing rate by approximately 100 basis points or approximately $480 in reduced interest expense annually. It also extended the average maturity dates on these borrowings by approximately 2.5 years. $37.5 million of these borrowings were previously shown as short term borrowings due to the FHLB’s option to convert these advances to a floating rate on a quarterly basis. The advances were restructured to straight fixed rate advances with maturity dates now ranging from 2017 to 2019. For the year ended 2012, the balance at the beginning of the year totaling $57.68 million represented the highest balance for short term borrowings and the average balance for short term borrowings during 2012 was $38.92 million.